Financial Instruments (Details 5)	12 Months Ended
Dec. 31, 2022
Unti Twenty Twenty One [Member]
IfrsStatementLineItems [Line Items]
Indicator	Economic - financial efficiency
Criteria	in the base year
Unti Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Indicator	Economic - financial efficiency
Criteria	2 consecutive years
Penalties	Concession termination
Until Twenty Twenty One [Member]
IfrsStatementLineItems [Line Items]
Criteria	Capital Increase (a) [1]
Until Twenty Twenty One 1 [Member]
IfrsStatementLineItems [Line Items]
Criteria	Limitation on distribution of dividends and interest on capital
Until Twenty Twenty One 2 [Member]
IfrsStatementLineItems [Line Items]
Criteria	Restrictive regime for contracts with related parties
Unti Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Indicator	Quality Indicators
Criteria	in the base year
Penalties	Results plan
Unti Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Indicator	Quality Indicators
Criteria	2 consecutive years
Penalties	Limitation on distribution of dividends and interest on capital
Unti Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Indicator	Quality Indicators
Criteria	3 consecutive years
Penalties	Concession termination

[1]	Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.